Segment Reporting Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009
Segment Reporting
Depreciation and amortization	$ 217.1	[1]	$ 202.3	[1]	$ 208.0	[1]
Capital expenditures	235.4	[2]	177.9	[2]	158.8	[2]
Canada
Segment Reporting
Depreciation and amortization	125.0	[1]	122.3	[1]	120.6	[1]
Capital expenditures	138.8	[2]	97.8	[2]	77.6	[2]
United Kingdom
Segment Reporting
Depreciation and amortization	75.6	[1]	67.5	[1]	77.6	[1]
Capital expenditures	80.3	[2]	70.0	[2]	64.6	[2]
MCI
Segment Reporting
Depreciation and amortization	3.2	[1]	0.8	[1]	0.2	[1]
Capital expenditures	12.4	[2]	4.2	[2]	0.1	[2]
Corporate
Segment Reporting
Depreciation and amortization	13.3	[1]	11.7	[1]	9.6	[1]
Capital expenditures	$ 3.9	[2]	$ 5.9	[2]	$ 16.5	[2]

[1]	Depreciation and amortization amounts do not reflect amortization of bond discounts, fees, or other debt-related items
[2]	Capital expenditures increased in 2011 driven by the addition of a high-speed can line in our Montréal brewery.